15. Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
15. Subsequent Events

15.  Subsequent Events

In July 2013,  six employees, the Company’s outside legal counsel, and a former Director exercised options to purchase 428,000 shares of the Company’s common stock at a price of $.469 per share.  The Company received $200,732 through the various exercises.  In addition, the Company’s Executive Chairman received 8,203 shares of the Company’s common stock through the cash-less exercise of 40,000 common-stock options.

In July 2013 the Legal Claim explained above (end of Note 14) was filed against one of our subsidiaries, Single Touch Interactive, Inc.